Debt (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Lowest interest rate on mortgage notes	5.60%
Highest interest rate on mortgage notes	8.60%
Principal payments 2014	$ 4,311,000
Principal payments 2015	4,533,000
Principal payments 2016	4,616,000
Principal payments 2017	4,887,000
Principal payments 2018	4,674,000
Principal payments 2019 and subsequent years	26,883,000
Credit Agreement term years	5
Revolving Credit Agreement	55,000,000
Revolving credit facility	40,000,000
Sublimit for standby letters of credit	20,000,000
Term loan facility	15,000,000
Letters of credit issued	5,737,000
Letters of credit available for borrowing	49,263,000
Consolidated retained earnings available for payment of dividends	66,885,000
Carrying value of collateral on mortgage notes payable	58,724,000
Capitalized interest	1,863,000	1,646,000	1,232,000
7001 Dorsey Rd
Mortgage prepayment	7,281,000
Rate of prepayed mortgage	6.12%
Early prepayment provision in years	7.5
Prepayment penalty	382,000
Deferred loan costs on early prepayment	175,000
Oregon Center
Mortgage prepayment	279,000
Rate of prepayed mortgage	7.97%
Prepayment penalty	$ 7,000